Schedule of Investments (unaudited)
February 28, 2021
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 3.2%
Ansell Ltd.	159,288	$ 4,426,824
Sonic Healthcare Ltd.	105,002	2,574,389
		7,001,213
Canada — 4.5%
TELUS Corp.	499,468	10,008,199
Denmark — 4.0%
Novo Nordisk A/S, Class B	123,368	8,800,714
Finland — 2.7%
Kone Oyj, Class B	74,626	5,956,176
France — 15.8%
EssilorLuxottica SA	55,076	8,984,727
LVMH Moet Hennessy Louis Vuitton SE	13,902	8,808,571
Sanofi	134,652	12,357,109
Schneider Electric SE	33,104	4,895,234
		35,045,641
India — 3.3%
HDFC Bank Ltd.(a)	228,479	4,792,378
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $7,423,816)(a)(b)(c)	9,970	2,633,476
		7,425,854
Netherlands — 3.4%
Koninklijke Philips NV(a)	139,871	7,636,544
Singapore — 4.6%
DBS Group Holdings Ltd.	237,100	4,698,043
United Overseas Bank Ltd.	302,500	5,555,117
		10,253,160
Spain — 7.3%
Amadeus IT Group SA(a)	162,509	11,345,935
Bankinter SA	745,726	4,915,058
		16,260,993
Taiwan — 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	391,000	8,542,191
United Kingdom — 32.1%
AstraZeneca PLC	99,806	9,694,567
BAE Systems PLC	1,220,936	8,264,591
British American Tobacco PLC	185,353	6,436,416
Diageo PLC	218,912	8,611,726
Prudential PLC	453,548	9,034,805
Reckitt Benckiser Group PLC	115,955	9,726,421
Security	Shares	Value
United Kingdom (continued)
RELX PLC	418,779	$ 9,852,917
Unilever PLC	187,856	9,792,443
		71,413,886
United States — 12.7%
Estee Lauder Cos., Inc., Class A	9,835	2,811,433
Ferguson PLC	89,478	10,586,239
Otis Worldwide Corp.	97,944	6,240,012
Visa, Inc., Class A	40,104	8,517,689
		28,155,373
Total Common Stocks — 97.4% (Cost: $192,382,645)		216,499,944
Preferred Securities
Preferred Stocks — 2.7%
China — 2.7%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,770,046)(a)(b)(c)	101,000	6,019,600
Total Preferred Securities — 2.7% (Cost: $2,770,046)		6,019,600
Total Long-Term Investments — 100.1% (Cost: $195,152,691)		222,519,544
Short-Term Securities(d)(e)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,488,012	1,488,012
Total Short-Term Securities — 0.7% (Cost: $1,488,012)		1,488,012
Total Investments — 100.8% (Cost: $196,640,703)		224,007,556
Liabilities in Excess of Other Assets — (0.8)%		(1,789,432)
Net Assets — 100.0%		$ 222,218,124
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,653,076, representing 3.9% of its net assets as of period end, and an original cost of $10,193,862.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 2,002,612	$ —	$ (514,600)(a)	$ —	$ —	$ 1,488,012	1,488,012	$ 284	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 7,001,213	$ —	$ 7,001,213
Canada	10,008,199	—	—	10,008,199
Denmark	—	8,800,714	—	8,800,714
Finland	—	5,956,176	—	5,956,176
France	—	35,045,641	—	35,045,641
India	—	4,792,378	2,633,476	7,425,854
Netherlands	—	7,636,544	—	7,636,544
Singapore	—	10,253,160	—	10,253,160
Spain	—	16,260,993	—	16,260,993
Taiwan	—	8,542,191	—	8,542,191
United Kingdom	9,852,917	61,560,969	—	71,413,886
United States	17,569,134	10,586,239	—	28,155,373
Preferred Securities	—	—	6,019,600	6,019,600
Short-Term Securities
Money Market Funds	1,488,012	—	—	1,488,012
	$ 38,918,262	$ 176,436,218	$ 8,653,076	$ 224,007,556

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock International Dividend Fund
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2020	$ 2,094,797	$ 5,139,890	$ 7,234,687
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	538,679	879,710	1,418,389
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of February 28, 2021	$ 2,633,476	$ 6,019,600	$ 8,653,076
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021(a)	$ 538,679	$ 879,710	$ 1,418,389

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets
Common Stocks	$ 2,633,476	Market	Revenue Multiple	10.25x
Preferred Securities	6,019,600	Market	Revenue Multiple	2.88x
	$ 8,653,076

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
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